11. PROPERTY AND EQUIPMENT (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Depreciation expense	$ 11,481	$ 11,724
Idle facilities	27,773	29,924
Depreciation on idle facilities	$ 2,136	$ 2,155